UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  March 31, 2009
Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Guinness Atkinson Asset Management Inc
Address:   14 Queen Anne s Gate
           London, England
           SW1H 9AA
Form 13F File Number:      -
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:      Giles Robinette
Title:     Compliance Officer
Phone:     +44(0)20 7222 1665
Signature, Place, and Date of Signing:
  /s/ Giles Robinette        London, England            April 21, 2009

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       63
Form 13F Information Table Value Total:       61923
                                                (thousands)
List of Other Included Managers: NONE
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                                     Form 13F INFORMATION TABLE

       COLUMN 1                COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8
- --------------------------  -------------      --------    --------   ---------------- ----------   --------  --------------------
                                                            VALUE    SHRS OR SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER          TITLE OF CLASS      CUSIP      (x$1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS   SOLE  SHARED  NONE

issuer                             class          CUSIP     value  shares shput/cdiscotherSOLE   SHARENONE
- ----------------------------------------------------------------------------------------------------------------------------------
AMAZON COM INC                     COM            023135106    1088   14820SH     SOLE        14820
AMERICAN INTL GROUP INC            COM            026874107      82   81665SH     SOLE        81665
ANADARKO PETROLE                   COM            032511107     664   17070SH     SOLE        17070
Apache Corp.                       COM            037411105     674   10509SH     SOLE        10509
APPLIED MATERIALS INC              COM            038222105    1060   98640SH     SOLE        98640
BP PLC                             SPONSORED ADR  055622104     956   23850SH     SOLE        23850
CHEVRON CORP                       COM            166764100    1031   15326SH     SOLE        15326
CITIGROUP INC                      COM            172967101     349  137850SH     SOLE       137850
COMPANHIA ENERGETICA DE MINAS      SPON ADR PAR .0204409601    1449   98047SH     SOLE        98047
CONOCOPHILLIPS                     COM            20825C104    1043   26628SH     SOLE        26628
COSTCO WHSL CORP NEW               COM            22160K105    1040   22450SH     SOLE        22450
DAYSTAR TECHNOLOGIES INC           COM            23962Q100     220  200000SH     SOLE       200000
EBAY INC                           COM            278642103    1010   80390SH     SOLE        80390
ECHELON CORP                       OC COM         27874N105    1788  221048SH     SOLE       221048
ENCANA CORP                        COM            292505104     664   16236SH     SOLE        16236
FIRST SOLAR INC                    COM            336433107    1592   12000SH     SOLE        12000
HALLIBURTON CO                     COM            406216101     967   62500SH     SOLE        62500
HELIX ENERGY SOL                   COM            42330P107     513   99880SH     SOLE        99880
HESS CORP                          COM            42809H107     918   16943SH     SOLE        16943
HONDA MOTOR LTD                    ADR AMER SHS   438128308     450   18990SH     SOLE        18990
HSBC HLDGS PLC                     SPONSORED ADR N404280406     108    3824SH     SOLE         3824
IMPERIAL OIL                       COM NEW        453038408    1076   29607SH     SOLE        29607
INFOSPACE INC                      COM NEW        45678T201     934  179620SH     SOLE       179620
JA SOLAR HLDGS CO LTD              SPONSORED ADR  466090107    1480  439100SH     SOLE       439100
L 3 COMMUNICATIONS HLDG CORP       COM            502424104     898   13250SH     SOLE        13250
LDK SOLAR CO LTD                   SPONSORED ADR  50183L107     354   55900SH     SOLE        55900
MARATHON OIL CORP COM              COM            565849106    1081   41100SH     SOLE        41100
MEMC ELECTR MATLS INC              COM            552715104    1322   80180SH     SOLE        80180
MICROSOFT CORP                     COM            594918104     498   27118SH     SOLE        27118
NETEASE COM INC                    SPONSORED ADR  64110W102    2390   89000SH     SOLE        89000
NETFLIX COM INC                    COM            64110L106    1141   26590SH     SOLE        26590
NEWFIELD EXPL CO                   COM            651290108     656   28886SH     SOLE        28886
NEXEN INC                          COM            65334H102    1118   65921SH     SOLE        65921
NOBLE ENERGY INC                   COM            655044105    1058   19635SH     SOLE        19635
NOKIA CORP                         SPONSORED ADR  654902204    1123   96222SH     SOLE        96222
NUCOR CORP                         COM            670346105     995   26080SH     SOLE        26080
NVIDIA CORP                        COM            67066G104    1111  112665SH     SOLE       112665
OCCIDENTAL PETE                    COM            674599105    1002   18008SH     SOLE        18008
ORACLE CORP                        COM            68389X105    1056   58460SH     SOLE        58460
ORMAT TECHNOLOGIES INC             COM            686688102    1266   46119SH     SOLE        46119
PARAMETRIC TECHNOLOGY CORP         COM NEW        699173209    1133  113480SH     SOLE       113480
PATTERSON-UTI                      COM            703481101     606   67670SH     SOLE        67670
PEABODY ENERGY                     COM            704549104     632   25230SH     SOLE        25230
PERFECT WORLD CO LT                SPONSORED ADR R71372U104    1016   72400SH     SOLE        72400
PETROBRAS-SP ADR                   SPONSORED ADR  71654V101     999   40760SH     SOLE        40760
PETRO-CANADA                       COM            71644E102    1121   41730SH     SOLE        41730
PIONEER NATURAL                    COM            723787107     689   41820SH     SOLE        41820
QWEST COMMUNICATIONS INTL INC      COM            749121109     898  262490SH     SOLE       262490
RENESOLA LTD                       SPONSORED ADS  75971T103    1837  459200SH     SOLE       459200
SCHLUMBERGER LTD                   COM            806857108     992   24430SH     SOLE        24430
SOHU COM INC                       COM            83408W103    2135   51600SH     SOLE        51600
SONY CORP                          AMER SH NEW    835699307    1160   56228SH     SOLE        56228
STATE STREET CORPORATION           COM            857477103     800   25984SH     SOLE        25984
SUNCOR ENERGY INC                  COM            867229106     447   20050SH     SOLE        20050
SUNPOWER CORP                      COM CL B       867652307    1153   58220SH     SOLE        58220
SUNTECH PWR HLDGS CO LTD           ADR            86800C104    1728  147811SH     SOLE       147811
SWIFT ENERGY COMPANY               COM            870738101     412   56400SH     SOLE        56400
TAIWAN SEMICNDCTR MFG CO LTD       SPONSORED ADR  874039100    1098  122706SH     SOLE       122706
TD AMERITRADE HLDG CORP            COM            87236Y108    1033   74780SH     SOLE        74780
TOYOTA MTR CO                      ADR 2 COM      892331307     465    7350SH     SOLE         7350
TRINA SOLAR LTD                    SPONSORED ADR  89628E104    2037  195500SH     SOLE       195500
VODAFONE GROUP PLC NEW             SPONSORED ADR N92857W209     459   26355SH     SOLE        26355
WIND RIV SYS INC                   COM            973149107     848  132440SH     SOLE       132440

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